Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance at Sep. 30, 2024		$ 1,055	[1]	$ 545	[1]	$ 4,701,748	$ (3,706,377)	$ (61,977)	$ 934,994
Balance, shares at Sep. 30, 2024	[1]	659,400		340,600
Capital contribution			[1]		[1]	570,000			570,000
Net Income (loss) for the period			[1]		[1]		907,392		907,392
Foreign currency translation loss			[1]		[1]			15,252	15,252
Ending balance at Mar. 31, 2025		$ 1,055	[1]	$ 545	[1]	5,271,748	(2,798,985)	(46,725)	2,427,638
Balance, shares at Mar. 31, 2025	[1]	659,400		340,600
Beginning balance at Sep. 30, 2025		$ 1,468	[1]	$ 545	[1]	19,129,328	(12,348,542)		6,782,799
Balance, shares at Sep. 30, 2025	[1]	917,213		340,600
Net Income (loss) for the period			[1]		[1]		(1,899,491)		(1,899,491)
Foreign currency translation loss			[1]		[1]			(1,743)	(1,743)
Ending balance at Mar. 31, 2026		$ 1,468	[1]	$ 545	[1]	$ 19,129,328	$ (14,248,033)	$ (1,743)	$ 4,881,565
Balance, shares at Mar. 31, 2026	[1]	917,213		340,600

[1]	Retrospectively restated for the effect of a 1-for-16 reverse share split on May 11, 2026.